Financial liabilities - Disclosure of Detailed Information about Conditional Advances and Loans From Government and Public Authorities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 32,727	€ 38,121
Changes in liabilities arising from financing activities [abstract]
Principal received	0	350
Impact of discounting and accretion	(5,765)	(1,769)
Accumulated fixed interest expense accrual	1,790	1,763
Accumulated variable interest expense accrual	4,214	(4,789)
Repayment	(3,533)	(950)
Liabilities arising from financing activities at end of period	29,433	32,727
Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	2,216	2,165
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	17	19
Accumulated fixed interest expense accrual	32	32
Accumulated variable interest expense accrual	0	0
Repayment	0	0
Liabilities arising from financing activities at end of period	2,266	2,216
Interest-free Bpifrance loan | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	974	1,210
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	19	14
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	(500)	(250)
Liabilities arising from financing activities at end of period	493	974
EIB Loan
Changes in liabilities arising from financing activities [abstract]
Accumulated variable interest expense accrual	4,200	4,800
EIB Loan | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	29,251	34,746
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(5,817)	(1,736)
Accumulated fixed interest expense accrual	1,758	1,731
Accumulated variable interest expense accrual	4,214	(4,789)
Repayment	(3,033)	(700)
Liabilities arising from financing activities at end of period	26,374	29,251
Curadigm Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	285	0
Changes in liabilities arising from financing activities [abstract]
Principal received	0	350
Impact of discounting and accretion	16	(65)
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	0	0
Liabilities arising from financing activities at end of period	€ 300	€ 285